Debt securities in issue - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) programme	Dec. 31, 2023 GBP (£)
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Number of covered bond programmes | programme	2
Voluntary financial or other support to repurchase assets	£ 0	£ 0
Securitisation programmes
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Cash deposits held restricted in use to securitisation and covered bonds	3,256	3,794
Maximum exposure to loss from interests in structured entities	11	29
Securitisation programmes | Securities lending
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Senior unsecured notes issued	27,657	30,716
Net covered bond programmes | Covered bond programme | Securities lending
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Senior unsecured notes issued	£ 26,202	£ 27,019